Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Jan. 31, 2015	Apr. 30, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property and equipment is recorded at cost and consists of laboratory equipment, furniture and fixtures, and computer hardware and software. Depreciation is calculated on a straight-line basis over the estimated useful lives of the various assets ranging from three to seven years. Property and equipment consisted of the following (in thousands):

	January 31,	April 30,
	2015	2014
	(unaudited)
Furniture and fixtures	$70	$69
Computer equipment and software	694	655
Laboratory equipment	457	296
Leasehold improvements	2	2

Total property and equipment	1,223	1,022
Less: Accumulated depreciation	(754)	(588)

Property and equipment, net	$469	$434

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
The following is a schedule by years of future minimum lease payments under this capital lease together with the present value of the net minimum lease payments as of January 31, 2015:

For the Years Ended April 30,	2015	$6
	2016	23
	2017	24
	2018	25
	2019	26
	2020	16
Total minimum lease payments		$120
Less: current maturity		(22)
Long-term maturity		98

Future minimum lease payments due each fiscal year are as follows (in thousands):
2015	$102,826
2016	85,185
2017	49,691

Total	$237,702